Financial Instruments - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Measured at amortized cost:
Short-term unsecured borrowings	$ 0	$ 57,339
Short-term secured borrowings	104,000	164,000
Accounts payables and other payables (including related parties)	222,739	154,175
Long-term unsecured borrowings (including current portion)	58,500	0
Lease liabilities	10,454	4,220
Guarantee deposits	5,765	400
Total	401,458	380,134
Unsecured Borrowings
Measured at amortized cost:
Short-term unsecured borrowings	0	57,339	$ 20,000
Secured Borrowings
Measured at amortized cost:
Short-term secured borrowings	$ 104,000	$ 164,000	$ 164,000